SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Restricted Cash and Cash Equivalents, Current	$ 5,975,758	$ 10,017,976	$ 4,620,722	$ 529,581
Current asset	7,269,758		7,981,501	1,436,036
Current liabilities	7,835,114		44,981,252	6,884,072
Working capital deficit	565,000		36,999,000
Stockholders' Equity Attributable to Parent	(11,252,333)	(13,957,299)	26,066,129	63,012	$ (747,309)
Operating loss	2,398,167	484,855	2,912,320	3,626,802
Derivative, Gain (Loss) on Derivative, Net			17,652,808
Net Income (Loss) Attributable to Parent	(9,340,000)	613,926	21,098,465	3,681,389
Cash flows from operations activites	343,280	646,602	2,253,275	468,465
Proceeds from Issuance Initial Public Offering			10,496,000
Additional paid-in capital	34,396,104	25,992,263	26,451,187	11,559,239
[custom:WarrantCommitmentCurrent-0]			37,652,808
Earn-out liability, current portion	3,774,411		3,297,855
Current portion of the earn-out liability	3,774,411		3,297,855	0
Non-current portion of the earn-out liability	446,538		516,023	2,931,418
Undiscounted remaining earn out payments	4,345,000		4,000,000
Unamortized deferred financing costs	129,791		134,528	151,312
Payments to intangible assets	249,235		619,666
Cash and restricted cash	5,976,000
Stockholders' equity	11,252,333	13,957,299	(26,066,129)	(63,012)	$ 747,309
Recognition and change in fair value of warrant liabilities	11,845,964
Net income	9,340,000	(613,926)	(21,098,465)	(3,681,389)
Reserve liability	$ 1,585,435		0
Revision of Prior Period, Adjustment [Member]
Property, Plant and Equipment [Line Items]
Stockholders' Equity Attributable to Parent				177,399
Net Income (Loss) Attributable to Parent		(27,402)		(17,616)
Additional paid-in capital		182,116		182,116
Payments to intangible assets			$ 296,783
Stockholders' equity				(177,399)
Net income		$ 27,402		17,616
Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of intangible assets	3 years		3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of intangible assets	20 years		20 years
Fair Value, Inputs, Level 3 [Member]
Property, Plant and Equipment [Line Items]
Earn-out liability, current portion	$ 4,220,949		$ 3,813,878	$ 2,931,418
Purchase Agreement [Member]
Property, Plant and Equipment [Line Items]
Additional paid-in capital	$ 17,853,352		$ 20,000,000